VARIABLE INTEREST ENTITIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
VARIABLE INTEREST ENTITIES
Percentage of operating profit generated by the VIEs	90.00%
Initial term of exclusive technical service agreement	20 years
VIEs contribution on net revenue	100.00%	53.30%	95.00%
VIEs account on total assets	21.40%	83.00%
VIEs account on total liabilities	85.50%	39.80%